PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 101.5%
Asset-Backed Security 0.2%
Automobiles
Ford Credit Auto Owner Trust, Series 2026-01, Class A, 144A (cost $99,991)	4.320%(cc)	08/15/38	100	$99,246
Commercial Mortgage-Backed Securities 4.9%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	89,551
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	98	87,156
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	87	82,983
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	172,374
Series 2020-B21, Class A4	1.704	12/17/53	200	179,400
Series 2021-B23, Class A4A1	1.823	02/15/54	200	175,810
Series 2021-B30, Class A4	2.329	11/15/54	150	132,589

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	137,418
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	64	62,844
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	74,017
CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	13	13,215
GS Mortgage Securities Trust,
Series 2019-GC39, Class A3	3.307	05/10/52	235	227,248
Series 2020-GC47, Class A4	2.125	05/12/53	100	91,540

JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	123,369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393	12/15/49	121	120,457
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	113	112,562
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	203,741

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	160	157,828
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	100	99,732
Series 2020-C55, Class A4	2.474	02/15/53	125	115,978

Total Commercial Mortgage-Backed Securities (cost $2,632,256)				2,459,812
Corporate Bonds 31.7%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	20	19,765
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,000
Sr. Unsec’d. Notes	3.250	02/01/35	25	21,594
Sr. Unsec’d. Notes	3.550	03/01/38	30	24,860
Sr. Unsec’d. Notes	5.705	05/01/40	15	15,135
Sr. Unsec’d. Notes	5.930	05/01/60	60	57,981
Sr. Unsec’d. Notes	6.298	05/01/29	90	94,393

Hexcel Corp., Sr. Unsec’d. Notes	4.900	05/15/31	5	5,002

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Honeywell Aerospace, Inc., Gtd. Notes, 144A	4.950%	03/16/36	55	$54,380
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	50	50,392
RTX Corp., Sr. Unsec’d. Notes	4.875	10/15/40	20	18,900
				372,402
Agriculture 0.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	110	99,908
Gtd. Notes	4.625	03/22/33	25	24,505
Gtd. Notes	4.700	04/02/27	95	95,358
Gtd. Notes	5.834	02/20/31	15	15,688
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	85	85,821
Sr. Unsec’d. Notes	5.125	02/15/30	100	102,127
Sr. Unsec’d. Notes	5.125	02/13/31	30	30,694
				454,101
Airlines 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	25	24,809
Sr. Unsec’d. Notes	5.125	06/15/27	30	30,134
				54,943
Auto Manufacturers 0.5%
American Honda Finance Corp., Sr. Unsec’d. Notes, Series A, MTN	4.900	04/10/31	10	9,984
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	100	93,881
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	14,835
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	56	56,495
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,208
Sr. Unsec’d. Notes	5.550	07/15/29	30	30,746
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,289
				236,438
Banks 6.8%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	325	294,744
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	125	122,952
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	100	90,488

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.894(ff)	11/24/32	135	120,600
Capital One NA, Sr. Unsec’d. Notes	4.650	09/13/28	15	15,044
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	220	204,590
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	30	21,627
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	205	203,085

Deutsche Bank AG (Germany), Sub. Notes	3.742(ff)	01/07/33	200	182,344

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982%(ff)	01/30/30	130	$134,057
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	115	101,172
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	200	198,729
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	65	63,771
Sr. Unsec’d. Notes	4.411(ff)	04/23/39	15	13,501
Sr. Unsec’d. Notes	4.939(ff)	10/21/36	10	9,708
Sr. Unsec’d. Notes	5.094(ff)	04/20/34	10	9,975

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	101,341
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	4.623(ff)	01/28/32	20	19,765
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	17,646
Sr. Unsec’d. Notes(a)	2.522(ff)	04/22/31	115	106,365
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	75	67,874
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	23,538
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	206,935
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	70,338
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	43,946
Sr. Unsec’d. Notes	5.572(ff)	04/22/36	25	25,715
Sr. Unsec’d. Notes(a)	5.766(ff)	04/22/35	10	10,421
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	25	24,534
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	95	95,943
Sr. Unsec’d. Notes	5.587(ff)	01/18/36	15	15,378
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65	57,197
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	130,518
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	169,643

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,307
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	54,714
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	71,174
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	190	176,266
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	50	46,029
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	95	96,105
				3,448,079
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	185	180,336
Constellation Brands, Inc., Gtd. Notes	3.700	12/06/26	5	4,982
				185,318
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30	115	117,922
Building Materials 0.1%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	43,201

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.5%
CF Industries, Inc., Gtd. Notes	5.300%	11/26/35	30	$30,030
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	40	40,142
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	60	60,466
Sr. Unsec’d. Notes	5.200	06/21/27	140	141,139
				271,777
Commercial Services 0.6%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	9,340
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	65	64,486
Sr. Unsec’d. Notes	4.875	11/15/30	65	63,797

Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	9,897
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	6,394
Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,085
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	70	70,334
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,098
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,687
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	7	6,358
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,831

Verisk Analytics, Inc., Sr. Unsec’d. Notes(a)	4.450	03/15/31	10	9,858
Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	17,840
Yale University, Unsec’d. Notes, Series 2020(a)	2.402	04/15/50	45	26,356
				324,361
Computers 0.1%
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	6.000	06/04/29	25	25,677
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	55	46,697
Sr. Unsec’d. Notes	5.500	02/15/36	15	14,427

Synchrony Financial, Sr. Unsec’d. Notes	4.947(ff)	02/25/32	25	24,418
				85,542
Electric 4.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950	06/01/28	40	39,593
Sr. Unsec’d. Notes	5.450	05/15/29	50	51,250
Sr. Unsec’d. Notes	5.700	05/15/34	30	30,970

Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	10	8,021

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	35	$28,149
Arizona Public Service Co.,
Sr. Unsec’d. Notes(a)	2.200	12/15/31	35	30,533
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,130
Sr. Unsec’d. Notes	5.700	08/15/34	60	62,079
Sr. Unsec’d. Notes	6.350	12/15/32	30	32,039

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	8,998
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	45	39,292
Constellation Energy Generation LLC, Sr. Unsec’d. Notes	3.900	01/08/28	40	39,703
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	19,743
Duke Energy Carolinas LLC, First Mortgage	4.250	12/15/41	15	12,940
Duke Energy Florida LLC,
First Mortgage	2.500	12/01/29	15	14,077
First Mortgage	5.875	11/15/33	90	95,371
First Mortgage	6.350	09/15/37	31	33,620

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	4.550	03/15/31	80	79,549
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10	7,468
First Mortgage	3.800	12/15/42	30	24,064
First Mortgage	5.250	02/01/41	25	24,740
First Mortgage	5.600	02/15/66	5	4,775

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,958
Jersey Central Power & Light Co., Sr. Unsec’d. Notes	5.100	01/15/35	25	24,920
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	33,107
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,117

Ohio Edison Co., Sr. Unsec’d. Notes	6.875	07/15/36	25	27,989
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	50	36,705
First Mortgage(a)	4.500	07/01/40	105	90,228
PacifiCorp,
First Mortgage(a)	2.700	09/15/30	25	22,971
First Mortgage	4.125	01/15/49	70	52,633
First Mortgage	5.250	06/15/35	35	34,335
First Mortgage	5.750	04/01/37	10	10,106
First Mortgage	6.350	07/15/38	15	15,757
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	50	41,012
First Mortgage	4.850	02/15/34	5	4,992
First Mortgage	6.250	05/15/39	20	21,581
Public Service Co. of Colorado,
First Mortgage	1.875	06/15/31	125	109,226
First Mortgage	5.050	06/15/36	56	54,994
First Mortgage	5.350	05/15/34	100	101,693
Public Service Co. of New Hampshire,
First Mortgage	4.400	07/01/28	75	75,099
First Mortgage	5.350	10/01/33	60	61,757

Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950	05/01/42	10	8,219

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450%	11/15/31	30	$26,662
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	45	43,665
Sr. Sec’d. Notes	5.725	03/15/35	60	60,367
San Diego Gas & Electric Co.,
First Mortgage	5.200	03/15/36	10	9,971
First Mortgage, Series RRR	3.750	06/01/47	5	3,696
First Mortgage, Series TTT	4.100	06/15/49	30	23,045

Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	11,163
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	18,436
First Ref. Mortgage	4.650	10/01/43	50	41,740
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.950	03/15/36	25	24,375
Sr. Unsec’d. Notes	5.050	08/15/34	8	8,005

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	04/30/31	70	69,811
WEC Energy Group, Inc., Sr. Unsec’d. Notes	4.750	01/15/28	55	55,326
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.550	12/01/29	60	60,238
				2,000,003
Electronics 0.1%
TD SYNNEX Corp., Sr. Unsec’d. Notes	4.300	01/17/29	60	59,328
Engineering & Construction 0.1%
Jacobs Solutions, Inc., Gtd. Notes	4.750	03/03/31	60	59,383
Foods 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.950	04/20/35	25	25,735
Sr. Unsec’d. Notes, 144A	5.625	03/10/37	50	49,857

Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	9,344
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550	06/02/27	10	9,914
Sr. Unsec’d. Notes	4.350	03/01/29	15	14,952
				109,802
Gas 0.7%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	1.750	10/01/30	75	66,616
NiSource, Inc., Sr. Unsec’d. Notes	5.250	02/15/43	15	13,970
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	25,115
Sr. Unsec’d. Notes	2.950	04/15/27	255	252,514
				358,215

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300%	03/12/31	20	$17,952
Augusta SpinCo Corp., Gtd. Notes	4.656	03/23/31	70	69,801
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	10	7,269
				95,022
Healthcare-Services 1.8%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	10,551
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,097
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	14,103
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	26,666
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	5,795
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,228
Cigna Group (The), Gtd. Notes	4.900	12/15/48	15	12,980
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	50	50,922
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	39,572
Sr. Unsec’d. Notes	4.625	05/15/42	60	52,744
Sr. Unsec’d. Notes	4.950	11/01/31	16	16,124

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	50	36,381
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	28,499
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,459

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	15,128
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	36,654
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	12,757
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,731
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	65	66,807
PeaceHealth Obligated Group, Sr. Unsec’d. Notes	4.335	11/15/28	15	14,928
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,533
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,336
Unsec’d. Notes, Series H	2.746	10/01/26	30	29,732

Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,416
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,373
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,415

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	15	11,893

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750%	05/15/40	10	$7,326
Sr. Unsec’d. Notes	3.050	05/15/41	35	26,094
Sr. Unsec’d. Notes	3.500	08/15/39	25	20,414
Sr. Unsec’d. Notes	4.500	04/15/33	120	117,440
Sr. Unsec’d. Notes	4.800	01/15/30	90	91,112
Sr. Unsec’d. Notes	5.200	04/15/63	5	4,382

UPMC, Sec’d. Notes	5.035	05/15/33	25	25,174
				881,766
Home Builders 0.2%
Toll Brothers Finance Corp., Gtd. Notes(a)	4.875	03/15/27	115	115,208
Insurance 1.4%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	260	259,276
Brown & Brown, Inc.,
Sr. Unsec’d. Notes	5.250	06/23/32	10	9,975
Sr. Unsec’d. Notes	5.550	06/23/35	10	9,963

Chubb INA Holdings LLC, Gtd. Notes	6.000	05/11/37	15	15,994
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,506
Sr. Unsec’d. Notes	5.125	02/15/34	5	4,959

Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	75	70,551
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	60	40,074
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	65,235
Sr. Unsec’d. Notes	6.350	03/22/54	55	56,119

Markel Group, Inc., Sr. Unsec’d. Notes	4.300	11/01/47	15	11,578
Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	130	127,563
Sr. Unsec’d. Notes	5.750	08/15/42	20	19,550
				715,343
Internet 1.0%
Airbnb, Inc., Sr. Unsec’d. Notes	4.400	03/16/29	70	69,879
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.400	02/15/33	10	9,835
Sr. Unsec’d. Notes	4.700	11/15/35	25	24,504
Sr. Unsec’d. Notes	5.750	02/15/66	45	43,846
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.250	03/13/31	65	64,346
Sr. Unsec’d. Notes	4.550	03/13/33	15	14,806
Sr. Unsec’d. Notes	4.875	03/13/36	9	8,867

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	42	43,459
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	30	29,622
Sr. Unsec’d. Notes	4.875	11/15/35	90	87,757
Sr. Unsec’d. Notes	5.250	05/15/36	60	59,832

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Meta Platforms, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.200%	05/15/46	5	$5,006
Sr. Unsec’d. Notes	6.300	05/15/56	5	5,008
Sr. Unsec’d. Notes	6.450	05/15/66	10	9,979
				476,746
Iron/Steel 0.1%
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	50	45,011
Leisure Time 0.0%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	4.750	05/15/33	15	14,521
Lodging 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	04/23/30	75	77,019
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500	04/15/37	30	30,021
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,948
				136,988
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,841
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	45	45,443
				54,284
Media 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45	35	32,224
Sr. Sec’d. Notes	6.650	02/01/34	50	51,872

Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	20	20,910
				105,006
Mining 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	30	30,021
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.125	02/21/32	50	51,145
Gtd. Notes	5.250	09/08/33	55	56,272

Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	30	30,505
				167,943
Miscellaneous Manufacturing 0.1%
Textron, Inc., Sr. Unsec’d. Notes(a)	2.450	03/15/31	65	58,680

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276%	12/01/28	30	$28,833
Gtd. Notes	5.100	03/01/30	25	25,080
				53,913
Oil & Gas 0.7%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	50	49,737
Sr. Unsec’d. Notes	5.000	12/15/29	85	86,067
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	90	80,268
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,568
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	20,415
Gtd. Notes(a)	6.250	03/15/33	80	85,699

Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	14,916
				347,670
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	25	24,825
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	50	48,090
Sr. Unsec’d. Notes	4.050	11/21/39	75	65,738
Sr. Unsec’d. Notes	4.700	05/14/45	45	39,748

Cencora, Inc., Sr. Unsec’d. Notes	4.900	02/13/36	60	58,590
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	52,602
Sr. Unsec’d. Notes	4.780	03/25/38	45	41,736
Sr. Unsec’d. Notes	5.125	07/20/45	15	13,247

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600	08/14/34	85	83,810
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	43	42,949
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	160	155,544
Gtd. Notes(a)	3.850	06/22/40	60	46,007

Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	125	124,356
				772,417
Pipelines 2.4%
Enbridge, Inc. (Canada), Gtd. Notes	4.850	03/27/31	50	50,144
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,956
Sr. Unsec’d. Notes	4.200	04/15/27	85	84,954
Sr. Unsec’d. Notes	6.125	12/15/45	70	68,433
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,797
MPLX LP,
Sr. Unsec’d. Notes(a)	2.650	08/15/30	175	161,484
Sr. Unsec’d. Notes	4.500	04/15/38	30	27,048

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.800%	02/15/31	55	$55,126

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	25	24,953
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	75	72,177
Gtd. Notes	6.050	09/01/33	105	110,375
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	35	33,223
Gtd. Notes	4.350	01/15/29	55	54,749
Gtd. Notes	4.350	04/15/31	10	9,801
Gtd. Notes	4.900	09/15/30	10	10,073
Gtd. Notes	4.950	04/15/52	5	4,206
Gtd. Notes	5.550	08/15/35	30	30,367
Gtd. Notes	6.125	03/15/33	25	26,435
Gtd. Notes	6.150	03/01/29	90	93,774
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	100	95,278
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,381
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	49,661
Sr. Unsec’d. Notes	4.800	11/15/29	55	55,533
Sr. Unsec’d. Notes	5.100	09/15/45	10	9,057
Sr. Unsec’d. Notes	5.800	11/15/43	20	19,562
				1,220,547
Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.700	07/01/30	60	59,471
Gtd. Notes	4.850	04/15/49	10	8,350
Gtd. Notes(a)	5.250	03/15/36	77	74,936

American Tower Corp., Sr. Unsec’d. Notes	4.700	12/15/32	19	18,750
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	155	148,815
Sr. Unsec’d. Notes	2.500	08/16/31	45	40,135
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,936
Sr. Unsec’d. Notes	4.125	06/15/26	50	49,961

Broadstone Net Lease LLC, Gtd. Notes(a)	5.000	11/01/32	30	29,590
COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	30	25,483
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	14,257
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,949
Gtd. Notes	5.750	06/01/28	35	35,461

Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	18,843
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	10,172
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	50	47,233
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	13,419

Invitation Homes Operating Partnership LP, Gtd. Notes(x)	4.150	04/15/32	60	57,025
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	60	57,475
Gtd. Notes	3.200	04/01/32	45	41,568

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Prologis LP, Sr. Unsec’d. Notes	4.900%	06/15/36	75	$73,227
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	40	35,706
Sr. Unsec’d. Notes	3.100	12/15/29	85	80,991
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,672
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	15,014
Sr. Unsec’d. Notes	4.950	02/15/30	10	10,000
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,881
Gtd. Notes	4.500	07/01/30	75	75,006

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	35	31,363
				1,135,689
Retail 0.1%
AutoNation, Inc., Gtd. Notes	3.800	11/15/27	25	24,725
Ferguson Enterprises, Inc., Gtd. Notes(a)	5.000	10/03/34	15	14,901
				39,626
Semiconductors 0.5%
Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	10	7,993
Sr. Unsec’d. Notes	3.419	04/15/33	90	82,421
Sr. Unsec’d. Notes	3.469	04/15/34	60	54,131
Sr. Unsec’d. Notes	5.050	04/15/30	40	40,802
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	74,264
				259,611
Software 1.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	4.450	03/10/28	65	64,817
Sr. Unsec’d. Notes(a)	4.550	03/10/29	65	64,738

Fiserv, Inc., Sr. Unsec’d. Notes	4.550	02/15/31	30	29,377
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,838
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30	85	77,853
Sr. Unsec’d. Notes	5.700	02/04/36	95	91,202

Salesforce, Inc., Sr. Unsec’d. Notes	4.900	09/15/31	110	109,681
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,930
Sr. Unsec’d. Notes	3.700	04/01/29	25	24,373
				476,809
Telecommunications 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	20	16,893
Sr. Unsec’d. Notes	3.500	06/01/41	110	84,707
Sr. Unsec’d. Notes	3.550	09/15/55	30	19,298

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.000%	04/30/56	25	$24,113

Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750	06/15/30	50	57,277
HUT DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	20	20,166
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.600	02/23/28	25	25,079
Sr. Unsec’d. Notes	5.400	04/15/34	25	25,292
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	30	21,904
Gtd. Notes	3.875	04/15/30	90	87,655
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.812	03/15/39	30	27,869
Sr. Unsec’d. Notes	5.401	07/02/37	44	43,789
				454,042
Transportation 0.2%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	8,241
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	20	19,754
Gtd. Notes, 144A	4.650	03/15/31	30	29,596

Norfolk Southern Corp., Sr. Unsec’d. Notes	5.950	03/15/64	15	14,948
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,867
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,778
				96,184

Total Corporate Bonds (cost $16,296,152)				15,954,343
Municipal Bonds 0.9%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	33,464
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	36,152
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	12,620
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	35,531
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	30	24,013
				108,316
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	22	22,147
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	12,734

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan State University, Taxable, Revenue Bonds, Series A	4.165%	08/15/2122	15	$10,560
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	10,788
				34,082
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	52,776
New York 0.3%
City of New York, Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	13,586
New York State Dormitory Authority, Revenue Bonds, Series B	5.228	07/01/35	105	107,601
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,334
				133,521
Ohio 0.0%
JobsOhio Beverage System, Revenue Bonds, Series A	2.833	01/01/38	5	4,182
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	12,178
				16,360
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	23,870
Williamsburg Economic Development Authority, Revenue Bonds	4.957	11/01/35	15	15,033
				38,903

Total Municipal Bonds (cost $504,052)				439,569
Sovereign Bonds 1.6%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	197,960
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	5.375	03/22/33	200	196,600
Sr. Unsec’d. Notes	5.850	07/02/32	200	203,800
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	21,089
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	1.862	12/01/32	50	41,388
Sr. Unsec’d. Notes	2.783	01/23/31	32	29,416
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, Series 10Y	5.375	04/14/36	85	85,551
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54	40	37,221

Total Sovereign Bonds (cost $823,597)				813,025
U.S. Government Agency Obligations 27.0%
Federal Farm Credit Bank	1.480	11/26/32	35	28,933
Federal Farm Credit Bank	2.350	03/10/36	30	24,240
Federal Home Loan Bank	1.250	07/23/30	60	53,025
Federal Home Loan Bank	2.090	02/22/36	30	23,657

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	1.500%	09/01/36	42	$37,633
Federal Home Loan Mortgage Corp.	1.500	01/01/37	21	18,396
Federal Home Loan Mortgage Corp.	1.500	10/01/50	173	132,358
Federal Home Loan Mortgage Corp.	2.000	01/01/32	14	13,498
Federal Home Loan Mortgage Corp.	2.000	12/01/50	323	261,008
Federal Home Loan Mortgage Corp.	2.000	05/01/51	261	210,586
Federal Home Loan Mortgage Corp.	2.500	10/01/51	250	213,257
Federal Home Loan Mortgage Corp.	2.500	07/01/52	122	102,461
Federal Home Loan Mortgage Corp.	3.000	02/01/32	11	10,310
Federal Home Loan Mortgage Corp.	3.000	02/01/32	11	10,489
Federal Home Loan Mortgage Corp.	3.000	01/01/37	5	5,203
Federal Home Loan Mortgage Corp.	3.000	12/01/37	8	7,178
Federal Home Loan Mortgage Corp.	3.000	12/01/42	57	51,987
Federal Home Loan Mortgage Corp.	3.000	11/01/46	18	15,757
Federal Home Loan Mortgage Corp.	3.000	01/01/47	113	101,264
Federal Home Loan Mortgage Corp.	3.000	03/01/47	78	70,561
Federal Home Loan Mortgage Corp.	3.000	12/01/47	44	39,087
Federal Home Loan Mortgage Corp.	3.000	04/01/52	268	235,593
Federal Home Loan Mortgage Corp.	3.500	11/01/37	9	8,648
Federal Home Loan Mortgage Corp.	3.500	06/01/42	15	14,025
Federal Home Loan Mortgage Corp.	3.500	04/01/46	19	17,480
Federal Home Loan Mortgage Corp.	3.500	11/01/47	25	23,489
Federal Home Loan Mortgage Corp.	3.500	11/01/47	32	29,908
Federal Home Loan Mortgage Corp.	3.500	02/01/48	93	86,066
Federal Home Loan Mortgage Corp.	4.000	10/01/45	17	15,950
Federal Home Loan Mortgage Corp.	4.000	05/01/46	33	31,694
Federal Home Loan Mortgage Corp.	4.000	03/01/47	15	13,917
Federal Home Loan Mortgage Corp.	4.000	01/01/48	22	20,699
Federal Home Loan Mortgage Corp.	4.500	07/01/47	34	33,596
Federal Home Loan Mortgage Corp.	4.500	12/01/48	8	7,961
Federal Home Loan Mortgage Corp.	5.000	08/01/53	452	446,823
Federal Home Loan Mortgage Corp.	5.000	11/01/54	409	403,354
Federal Home Loan Mortgage Corp.	5.000	11/01/55	251	247,495
Federal Home Loan Mortgage Corp.	5.500	07/01/54	136	136,826
Federal Home Loan Mortgage Corp.	5.500	02/01/55	80	80,413
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	27,944
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	22,006
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,786
Federal National Mortgage Assoc.	1.500	10/01/50	182	139,960
Federal National Mortgage Assoc.	1.500	11/01/50	184	141,757
Federal National Mortgage Assoc.	2.000	05/01/36	349	320,609
Federal National Mortgage Assoc.	2.000	07/01/40	128	113,444
Federal National Mortgage Assoc.	2.000	01/01/41	303	265,627
Federal National Mortgage Assoc.	2.000	05/01/41	313	273,205
Federal National Mortgage Assoc.	2.000	09/01/50	242	195,950
Federal National Mortgage Assoc.	2.000	12/01/50	130	106,079
Federal National Mortgage Assoc.	2.000	01/01/51	230	186,025
Federal National Mortgage Assoc.	2.000	03/01/51	106	85,282
Federal National Mortgage Assoc.	2.000	05/01/51	129	104,132
Federal National Mortgage Assoc.	2.000	10/01/51	90	72,542
Federal National Mortgage Assoc.	2.500	06/01/28	13	12,807
Federal National Mortgage Assoc.	2.500	09/01/35	37	35,033
Federal National Mortgage Assoc.	2.500	02/01/43	23	20,165
Federal National Mortgage Assoc.	2.500	09/01/46	24	20,987
Federal National Mortgage Assoc.	2.500	09/01/46	41	35,671
Federal National Mortgage Assoc.	2.500	05/01/50	133	112,754
Federal National Mortgage Assoc.	2.500	08/01/50	167	141,237
Federal National Mortgage Assoc.	2.500	10/01/50	433	366,046
Federal National Mortgage Assoc.	2.500	04/01/51	313	264,050
Federal National Mortgage Assoc.	2.500	05/01/51	184	155,383
Federal National Mortgage Assoc.	2.500	08/01/51	77	65,767

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	11/01/51	339	$286,069
Federal National Mortgage Assoc.	3.000	11/01/28	10	9,641
Federal National Mortgage Assoc.	3.000	01/01/30	29	28,092
Federal National Mortgage Assoc.	3.000	12/01/36	17	15,860
Federal National Mortgage Assoc.	3.000	10/01/42	10	9,358
Federal National Mortgage Assoc.	3.000	12/01/42	68	61,792
Federal National Mortgage Assoc.	3.000	02/01/43	130	118,585
Federal National Mortgage Assoc.	3.000	04/01/43	34	31,226
Federal National Mortgage Assoc.	3.000	08/01/43	99	90,397
Federal National Mortgage Assoc.	3.000	01/01/47	118	105,341
Federal National Mortgage Assoc.	3.000	02/01/47	80	71,184
Federal National Mortgage Assoc.	3.000	01/01/50	222	196,999
Federal National Mortgage Assoc.	3.000	11/01/50	83	73,614
Federal National Mortgage Assoc.	3.500	08/01/31	12	12,231
Federal National Mortgage Assoc.	3.500	10/01/32	6	5,964
Federal National Mortgage Assoc.	3.500	06/01/33	9	8,728
Federal National Mortgage Assoc.	3.500	01/01/42	44	41,811
Federal National Mortgage Assoc.	3.500	03/01/42	50	46,983
Federal National Mortgage Assoc.	3.500	10/01/42	135	126,965
Federal National Mortgage Assoc.	3.500	11/01/42	33	31,288
Federal National Mortgage Assoc.	3.500	08/01/43	43	40,660
Federal National Mortgage Assoc.	3.500	03/01/45	71	66,527
Federal National Mortgage Assoc.	3.500	01/01/46	14	12,958
Federal National Mortgage Assoc.	3.500	12/01/46	152	140,898
Federal National Mortgage Assoc.	3.500	01/01/47	31	28,179
Federal National Mortgage Assoc.	3.500	09/01/47	42	38,761
Federal National Mortgage Assoc.	3.500	04/01/52	147	134,116
Federal National Mortgage Assoc.	4.000	01/01/41	84	80,481
Federal National Mortgage Assoc.	4.000	04/01/41	44	42,413
Federal National Mortgage Assoc.	4.000	02/01/47	43	41,380
Federal National Mortgage Assoc.	4.000	04/01/48	77	72,438
Federal National Mortgage Assoc.	4.000	03/01/49	148	140,542
Federal National Mortgage Assoc.	4.000	04/01/52	167	156,635
Federal National Mortgage Assoc.	4.000	05/01/52	255	239,707
Federal National Mortgage Assoc.	4.500	03/01/41	42	41,633
Federal National Mortgage Assoc.	4.500	02/01/44	36	35,315
Federal National Mortgage Assoc.	4.500	01/01/45	40	39,194
Federal National Mortgage Assoc.	4.500	04/01/48	22	21,011
Federal National Mortgage Assoc.	4.500	05/01/48	7	6,616
Federal National Mortgage Assoc.	4.500	08/01/48	8	8,279
Federal National Mortgage Assoc.	4.500	02/01/49	7	6,748
Federal National Mortgage Assoc.	4.500	06/01/52	83	80,475
Federal National Mortgage Assoc.	4.500	07/01/52	149	143,908
Federal National Mortgage Assoc.	5.000	11/01/35	47	47,792
Federal National Mortgage Assoc.	5.000	06/01/40	9	8,625
Federal National Mortgage Assoc.	5.000	03/01/42	21	20,856
Federal National Mortgage Assoc.	5.500	11/01/52	267	270,338
Federal National Mortgage Assoc.	5.500	02/01/53	194	195,936
Federal National Mortgage Assoc.	6.000	11/01/53	156	159,702
Federal National Mortgage Assoc.	6.500	05/01/55	46	47,915
Federal National Mortgage Assoc.	6.625	11/15/30	40	44,239
Government National Mortgage Assoc.	2.000	12/20/50	395	325,343
Government National Mortgage Assoc.	2.500	03/20/43	5	4,690
Government National Mortgage Assoc.	2.500	12/20/46	9	8,071
Government National Mortgage Assoc.	2.500	05/20/51	386	331,248
Government National Mortgage Assoc.	2.500	10/20/51	67	57,678
Government National Mortgage Assoc.	3.000	01/20/43	48	43,563
Government National Mortgage Assoc.	3.000	04/20/45	19	17,115
Government National Mortgage Assoc.	3.000	07/20/46	34	30,112
Government National Mortgage Assoc.	3.000	09/20/46	34	30,800
Government National Mortgage Assoc.	3.000	03/20/49	40	36,099

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	06/20/51	67	$59,330
Government National Mortgage Assoc.	3.500	12/20/42	96	89,935
Government National Mortgage Assoc.	3.500	01/20/44	26	24,628
Government National Mortgage Assoc.	3.500	04/20/45	14	12,873
Government National Mortgage Assoc.	3.500	07/20/46	60	55,467
Government National Mortgage Assoc.	3.500	08/20/46	92	86,152
Government National Mortgage Assoc.	3.500	09/20/46	14	13,136
Government National Mortgage Assoc.	3.500	07/20/47	39	36,041
Government National Mortgage Assoc.	3.500	11/20/47	26	23,590
Government National Mortgage Assoc.	3.500	10/20/49	181	165,642
Government National Mortgage Assoc.	3.500	12/20/50	72	65,444
Government National Mortgage Assoc.	4.000	12/20/45	42	40,024
Government National Mortgage Assoc.	4.000	10/20/46	2	2,299
Government National Mortgage Assoc.	4.000	03/20/47	19	18,486
Government National Mortgage Assoc.	4.000	07/20/47	24	22,903
Government National Mortgage Assoc.	4.000	09/20/47	298	283,397
Government National Mortgage Assoc.	4.000	03/20/49	10	9,391
Government National Mortgage Assoc.	4.000	03/20/52	120	113,007
Government National Mortgage Assoc.	4.500	04/20/41	8	8,024
Government National Mortgage Assoc.	4.500	03/20/44	22	21,960
Government National Mortgage Assoc.	4.500	12/20/44	20	19,927
Government National Mortgage Assoc.	4.500	11/20/46	10	10,327
Government National Mortgage Assoc.	4.500	01/20/47	3	3,136
Government National Mortgage Assoc.	4.500	08/20/52	214	207,848
Government National Mortgage Assoc.	5.000	04/20/45	15	15,018
Government National Mortgage Assoc.	5.000	11/20/54	496	492,359
Government National Mortgage Assoc.	5.500	12/15/33	5	5,058
Government National Mortgage Assoc.	5.500	05/20/53	1	868
Government National Mortgage Assoc.	5.500	08/20/54	23	23,470
Government National Mortgage Assoc.	5.500	09/20/54	60	60,891
Government National Mortgage Assoc.	5.500	05/20/55	100	100,602
Government National Mortgage Assoc.	6.000	09/20/54	143	145,844
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	55	58,794
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	60	58,624

Total U.S. Government Agency Obligations (cost $14,718,786)				13,603,692
U.S. Treasury Obligations 35.2%
U.S. Treasury Bonds	2.250	08/15/49	2,225	1,367,680
U.S. Treasury Bonds	2.375	02/15/42	415	300,291
U.S. Treasury Bonds	3.000	11/15/44	120	91,013
U.S. Treasury Bonds	3.625	08/15/43	1,690	1,430,162
U.S. Treasury Bonds	4.000	11/15/52	815	691,731
U.S. Treasury Bonds	4.500	11/15/54	175	161,465
U.S. Treasury Bonds	4.625	05/15/54	548	516,062
U.S. Treasury Bonds	4.625	02/15/55	215	202,503
U.S. Treasury Bonds	4.750	11/15/53	767	736,560
U.S. Treasury Notes	0.500	10/31/27	1,580	1,503,284
U.S. Treasury Notes	1.375	10/31/28	2,200	2,068,516
U.S. Treasury Notes	1.500	11/30/28	1,450	1,364,926
U.S. Treasury Notes	2.750	07/31/27	245	241,775
U.S. Treasury Notes	2.750	05/31/29	485	468,593
U.S. Treasury Notes	3.125	08/31/29	770	750,509
U.S. Treasury Notes	3.500	02/15/33	960	920,550
U.S. Treasury Notes	3.875	04/15/29	25	24,975
U.S. Treasury Notes	3.875	03/31/31	150	149,016
U.S. Treasury Notes	3.875	08/15/33	1,085	1,061,011
U.S. Treasury Notes	4.125	11/15/27	420	421,526
U.S. Treasury Notes	4.125	04/30/33	150	149,238
U.S. Treasury Notes	4.125	02/15/36	165	161,532
U.S. Treasury Notes	4.250	02/15/28	240	241,481

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.250%	02/28/31	985	$994,465
U.S. Treasury Notes	4.250	03/31/33	150	150,422
U.S. Treasury Notes	4.250	05/15/35	400	397,000
U.S. Treasury Notes	4.625	09/30/30	960	983,925
U.S. Treasury Strips Coupon(k)	3.621(s)	05/15/44	295	115,805
U.S. Treasury Strips Coupon	4.589(s)	08/15/41	170	78,937
U.S. Treasury Strips Coupon	5.031(s)	08/15/42	30	13,103

Total U.S. Treasury Obligations (cost $18,133,376)				17,758,056

Total Long-Term Investments (cost $53,208,210)				51,127,743

	Shares
Short-Term Investments 3.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	901,581	901,581
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $883,087; includes $881,936 of cash collateral for securities on loan)(b)(wb)	883,670	883,140

Total Short-Term Investments (cost $1,784,668)		1,784,721

TOTAL INVESTMENTS 105.0% (cost $54,992,878)		52,912,464
Liabilities in excess of other assets(z) (5.0)%		(2,518,470)

Net Assets 100.0%		$50,393,994

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AID—Agency for International Development
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $861,876; cash collateral of $881,936 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.150%, 04/15/32	07/02/25	$56,980	$57,025	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	2 Year U.S. Treasury Notes	Jun. 2026	$1,035,625	$(7,654)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Core Conservative Bond Fund